UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
  (Name and address of agent for service)

(855) 460-2838
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.
CG Core Balanced Fund
Schedule of Investments
January 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 86.6%
Aerospace - 4.1%
Boeing Co.	500	$60,065
Lockheed Martin Corp.	250	52,750
		112,815
Airlines - 4.0%
Alaska Air Group, Inc.	500	35,200
Delta Air Lines, Inc.	1,000	44,290
Virgin America, Inc. (a)	1,000	30,850
		110,340
Application Software - 1.6%
Adobe Systems, Inc. (a)	500	44,565

Beverages - 2.2%
Monster Beverage Corp. (a)	450	60,764

Biotechnology - 11.1%
Alexion Pharmaceuticals, Inc. (a)	200	29,186
Amgen, Inc.	500	76,365
Celgene Corp. (a)	600	60,192
Gilead Sciences, Inc.	400	33,200
Jazz Pharmaceuticals (a)(b)	300	38,622
Kite Pharma, Inc. (a)	500	23,745
Regeneron Pharmaceuticals, Inc. (a)	100	42,009
		303,319
Building Products - 1.8%
A.O. Smith Corp.	700	48,895

Chemicals - 2.8%
LyondellBasell Industries NV - Class A (b)	1,000	77,970

Construction Materials - 1.4%
Martin Marietta Materials, Inc.	300	37,674

Drugs - 5.5%
Allergan (a)(b)	150	42,665
Bristol-Myers Squibb Co.	1,000	62,160
Pfizer, Inc.	1,500	45,735
		150,560
Energy - 1.6%
EOG Resources, Inc.	600	42,612

Financial Services - 2.9%
Intercontinental Exchange, Inc.	250	65,950
Noah Holdings Ltd. - ADR (a)(b)	500	12,805
		78,755

Health Care Services - 7.2%
CVS Health Corp.	500	48,295
Johnson & Johnson	400	41,776
NuVasive, Inc. (a)	1,200	55,344
VCA, Inc. (a)	1,000	51,270
		196,685
Household Products - 1.8%
Procter & Gamble Co.	600	49,014

Industrial Conglomerates - 1.1%
3M Co.	200	30,200

Internet Software & Services - 15.5%
Alphabet, Inc. - Class A (a)	60	45,681
Amazon.com, Inc. (a)	120	70,440
Expedia, Inc.	400	40,416
Facebook, Inc. - Class A (a)	500	56,105
Fiserv, Inc. (a)	700	66,192
Palo Alto Networks, Inc. (a)	250	37,372
PayPal Holdings, Inc. (a)	1,500	54,210
salesforce.com, Inc. (a)	800	54,448
		424,864
Leisure - 1.0%
Norwegian Cruise Line Holdings, Ltd. (a)(b)	600	27,222

Machinery - 0.7%
Cummins, Inc.	200	17,978

Media - 1.6%
AMC Networks, Inc. - Class A (a)	600	43,674

Retail - 5.6%
Coach, Inc.	500	18,525
Home Depot, Inc.	300	37,728
Nike, Inc. - Class B	800	49,608
Starbucks Corp.	200	12,154
TJX Companies, Inc.	500	35,620
		153,635
Semiconductors - 9.7%
Ambarella, Inc. (a)(b)	400	15,872
Intel Corp.	2,000	62,040
Micron Technology, Inc. (a)	2,500	27,575
NXP Semiconductors NV (a)(b)	900	67,302
Silicon Motion Technology Corp. - ADR (b)	3,000	93,270
		266,059
Software - 1.4%
ANSYS, Inc. (a)	450	39,685

Transportation - 2.0%
Expeditors International of Washington, Inc.	1,200	54,144
TOTAL COMMON STOCKS (Cost $2,456,998)		$2,371,429

FIXED INCOME - 10.3%
PREFERRED STOCKS - 5.6%
Financial Services - 2.7%
HSBC Holdings PLC, Series A, 6.200% (b)	2,000	51,100
JPMorgan Chase & Co., Series T, 6.700%	800	21,880
		72,980
Insurance - 2.9%
Aegon NV, 6.375% (b)	2,000	51,180
PartnerRe Ltd., Series D, 6.500% (b)	1,000	27,990
		79,170
TOTAL PREFERRED STOCKS (Cost $146,050)		$152,150
	Principal
CORPORATE BOND - 3.6%	Amount
Metlife, Inc., Series C
5.250%, 12/29/2049	$100,000	$97,938
TOTAL CORPORATE BOND (Cost $99,438)

CLOSED-END FUND - 1.1%	Shares
Eaton Vance Floating Rate Income Trust	2,500	$30,425
TOTAL CLOSED-END FUND (Cost $35,587)

TOTAL FIXED INCOME (Cost $281,075)		$280,513

SHORT TERM INVESTMENT - 1.4%
First American Prime Obligations Fund, Class Z, 0.237% (c)	38,903	$38,903
TOTAL SHORT TERM INVESTMENT (Cost $38,903)

Total Investments (Cost $2,776,976) - 98.3%		$2,690,845
Other Assets in Excess of Liabilities - 1.7%		47,544
TOTAL NET ASSETS - 100.0%		$2,738,389
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Domiciled.
(c)	The rate shown is the annualized seven-day effective yield as of January 31, 2016.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2016:
				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$2,371,429	$-	$-	$2,371,429
Preferred Stocks	152,150	-	-	152,150
Corporate Bond	-	97,938	-	97,938
Closed-End Fund	30,425	-	-	30,425
Short Term Investment	38,903	-	-	38,903
Total Investments	$2,592,907	$97,938	$-	$2,690,845

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

On January 31, 2016, the cost of investments for federal income tax purposes was approximately $2,776,976. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$121,460
Unrealized depreciation	(207,591)
Net unrealized depreciation	$(86,131)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CG Funds Trust

By (Signature and Title) /s/ Robert P. Morse
                                           Robert P. Morse, President & Chief Executive Officer

Date   March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                             Robert P. Morse, President & Chief Executive Officer

Date   March 21, 2016

By (Signature and Title)* /s/ Jian Wang
                                             Jian Wang, Treasurer

Date   March 21, 2016

* Print the name and title of each signing officer under his or her signature.